Description of Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Description of Business
Description of Business

Open Lending Corporation, headquartered in Austin, Texas, provides loan analytics, risk-based loan pricing, risk modeling, and automated decision technology for automotive lenders throughout the United States of America which allows each lending institution to book incremental non-prime and near-prime automotive loans out of their existing business flow. The Company also operates as a third-party administrator that adjudicates insurance claims and refunds on those automotive loans.

Nebula Acquisition Corporation (“Nebula”), our predecessor, was originally incorporated in Delaware on October 2, 2017 as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On June 10, 2020 (the “Closing Date”), Nebula consummated a business combination (the “Business Combination”) pursuant to that certain Business Combination Agreement, dated as of January 5, 2020 (as amended by that certain Amendment No. 1 and Waiver, dated as of March 18, 2020, that certain Amendment No. 2 and Consent, dated as of March 26, 2020, that certain Amendment No. 3, dated as of May 13, 2020, and that certain amendment No. 4, dated as of June 9, 2020, the “Business Combination Agreement”) by and among Nebula, Open Lending, LLC, a Texas limited liability company, BRP Hold 11, Inc., a Delaware corporation (“Blocker”), the Blocker’s sole stockholder, Nebula Parent Corp., a Delaware Corporation (“ParentCo”), NBLA Merger Sub LLC, a Texas limited liability company, NBLA Merger Sub Corp., a Delaware corporation, and Shareholder Representative Services LLC, a Colorado limited liability company, as the Securityholder Representative.

Immediately upon the completion of the Business Combination and the other transactions contemplated by the Business Combination Agreement (the “Transactions”, and such completion, the “Closing”), Open Lending, LLC became a wholly-owned subsidiary of ParentCo, and, ParentCo changed its name to Open Lending Corporation. The Company is now listed on NASDAQ under the symbol “LPRO”.

Unless the context otherwise requires, “we,” “us,” “our,” “Open Lending,” and the “Company” refers to Open Lending Corporation, the combined company and its subsidiaries following the Business Combination. “Open Lending, LLC” and “Nebula” refers to Open Lending, LLC and Nebula Acquisition Corporation prior to the Closing Date. Refer to Note 3 for further discussion on the Business Combination.

The Company has evaluated how it is organized and managed and has identified only one operating segment. All of the Company’s operations and assets are in the United States, and all of its revenues are attributable to United States customers.